Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Prepaid expenses and other current assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	September 25, 2021	December 26, 2020
Prepaid inventory	$—	$2,000
Prepaid insurance	3,333	324
Prepaid other & other current assets	3,895	2,250
Total	$7,228	$4,574

The prepaid other & other current assets amounts are primarily composed of prepaid technology, marketing and maintenance contracts, sales taxes and rent.